Time Deposits With Banks (Tables)	12 Months Ended
Dec. 31, 2022
Time Deposits With Banks [Abstract]
Summary Of Time Deposits With Banks

	As at 31 December
	2021	2022
	RMB’000	RMB’000
T ime deposits with maturity less than one year	7,386,607	3,108,919
Time deposits with maturity more than one year	5,581,435	3,389,559

	12,968,042	6,498,478